Condensed Combined and Consolidated Statements of Operations - USD ($)		3 Months Ended						9 Months Ended				12 Months Ended
		Dec. 31, 2019		Dec. 31, 2018		Mar. 31, 2018		Dec. 31, 2019		Dec. 31, 2018		Mar. 31, 2019
Operating expenses:
Research and development (includes of stock-based compensation expense)		$ 4,952,827	[1]	$ 7,683,345	[1]	$ 33,815,863	[2]	$ 33,759,694	[1]	$ 17,763,457	[1]	$ 25,733,274	[2]
General and administrative (includes of stock-based compensation expense)		6,087,565	[3]	1,201,033	[3]	369,279	[4]	11,835,158	[3]	1,729,208	[3]	2,691,946	[4]
Total operating expenses		11,040,392		8,884,378		34,185,142		45,594,852		19,492,665		28,425,220
Interest expense		375,983						625,298
Other (income)/expense, net		(220,768)		(42,946)				(539,574)		63,146		155,480
Loss before provision for income taxes		(11,195,607)		(8,841,432)		(34,185,142)		(45,680,576)		(19,555,811)		(28,580,700)
Income tax expense		100,255		7,631				156,260		11,616		18,724
Net loss		$ (11,295,862)		$ (8,849,063)		$ (34,185,142)		$ (45,836,836)		$ (19,567,427)		$ (28,599,424)
Net loss per common share - basic and diluted	[5]	$ (0.28)		$ (0.24)		$ (6.99)		$ (1.16)		$ (1.16)		$ (1.29)
Weighted average common shares outstanding - basic and diluted		41,035,055	[5]	36,735,341	[5]	4,890,662		39,408,236	[5]	16,815,727	[5]	22,170,862

[1]	Includes $0 and $152,435 of costs allocated from Roivant Sciences Ltd. for the three and nine months ended December 31, 2019, respectively, and $474,720 and $3,209,161 of costs allocated from Roivant Sciences Ltd. for the three and nine months ended December 31, 2018, respectively.
[2]	Includes $843,773 and $3,582,269 of costs allocated from Roivant Sciences Ltd. during the period from December 19, 2017 to March 31, 2018 and for the year ended March 31, 2019, respectively.
[3]	Includes $487,035 and $1,001,030 of costs allocated from Roivant Sciences Ltd. for the three and nine months ended December 31, 2019, respectively, and $636,923 and $929,646 of costs allocated from Roivant Sciences Ltd. for the three and nine months ended December 31, 2018, respectively.
[4]	Includes $369,279 and $1,179,789 of costs allocated from Roivant Sciences Ltd. during the period from December 19, 2017 to March 31, 2018 and for the year ended March 31, 2019, respectively.
[5]	Retroactively restated for the reverse recapitalization as described in Note 1.